OTHER LIABILITIES - NON CURRENT AND CURRENT (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other liabilities [Abstract]
Schedule of other non-current liabilities

	As of December 31,
	2019	2018

(i) Other liabilities - Non current

Post-employment benefits	405,935	312,293
Other employee benefits	44,496	38,891
Asset retirement obligation (Note 19) (1)	26,556	24,554
Other	30,616	38,803

Other liabilities – Non-current	507,603	414,541
(1) The asset in connection with this liability is included in Property, plant and equipment.

Schedule of other liabilities recognized in statement of financial position
Changes in the liability recognized in the consolidated statement of financial position are as follows:

	Post-employment benefits
	As of December 31,
	2019	2018

At the beginning of the year	312,293	275,950
Transfers, new participants and funding of the plan	(6)	(3,177)
Total expense	39,086	29,862
Remeasurements	67,601	38,263
Effect of changes in demographic assumptions	674	22,575
Effect of changes in financial assumptions	55,059	2,272
Effect of experience adjustments	11,868	13,416
Translation differences	12,228	(283)
Contributions paid	(25,267)	(28,322)
At the end of the year	405,935	312,293
The amounts recognized in the consolidated statement of financial position are determined as follows:

	Post-employment benefits
	As of December 31,
	2019	2018

Present value of unfunded obligations	405,935	312,293

Liability in the statement of financial position	405,935	312,293

Schedule of amounts recognized in income statement
The amounts recognized in the consolidated income statement are as follows:

	Post-employment benefits
	Year ended December 31,
	2019	2018

Current service cost	11,776	7,284
Interest cost	27,310	22,578

Total included in labor costs	39,086	29,862

Schedule of principal actuarial assumptions
The principal actuarial assumptions used were as follows:

	Year ended December 31,
Mexico	2019	2018

Discount rate	7.25%	8.75%
Compensation growth rate	6.00% - 7.00%	6.00% - 7.00%

	Year ended December 31,
Argentina	2019	2018

Discount rate	6.00% - 7.00%	6.00% - 7.00%
Compensation growth rate	2.00% - 3.00%	2.00% - 3.00%

Schedule of sensitivity of the defined benefit obligation to changes in the weighted principal assumptions
The sensitivity of the defined benefit obligation to changes in the weighted principal assumptions is as follows:

	Impact on defined benefit obligation
	Change in assumption	Increase in assumption	Decrease in assumption

Discount rate	1.00%	-9.4%	11.7%
Compensation growth rate	1.00%	1.8%	-4.3%
Pension growth rate	1.00%	-1.3%	1.6%
Life expectancy	1 year	-1.7%	1.7%

Schedule of other current liabilities

	As of December 31,
	2019	2018

(ii) Other liabilities - Current

Payroll and social security payable	107,999	177,407
VAT liabilities	58,799	79,060
Other tax liabilities	38,153	36,203
Termination benefits	493	1,501
Related Parties (Note 26)	2,074	3,341
Asset retirement obligation (Note 19)	8,502	9,851
Others	24,914	43,853

Other liabilities – Current	240,934	351,216